Share-based compensation, Plans Outstanding (Details)	12 Months Ended			98 Months Ended
	Dec. 31, 2024 Options plan	Dec. 31, 2023 Options	Dec. 31, 2022 Options	Dec. 31, 2024 Options
Share-based plans outstanding [Abstract]
Number of Equity-based Instrument Plans | plan	2
Number of options awarded (in shares)	406,680	1,554,281	1,090,316
Share Option Plan C1 [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)				6,775,250
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP [Member] | Executives and Directors
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)				5,238,005
Contractual life of options	10 years
2016 SOIP [Member] | Employees
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)				1,811,687
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP, Vesting Condition 1 [Member] | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	1 year
2016 SOIP, Vesting Condition 2 [Member] | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	3 years
2016 SOIP, Vesting Condition 3 [Member] | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	4 years